Other Income - Summary of Other Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Other Income [Line items]
Interest income	$ 7,898	$ 1,716		$ 456
- Others	212	68		140
Rent concession	1	3		141
Others	82	30		123
Other income	8,720	2,787	[1]	1,723	[1]
Job Growth Incentive
Other Income [Line items]
Government grants	0	970		0
Job Support Scheme
Other Income [Line items]
Government grants	$ 0	$ 0		$ 863

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).